BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
BORROWINGS
Short-Term Debt	Short-Term Debt ($ in millions)
At December 31:	2016	2015
Commercial paper	$899	$600
Short-term loans	375	590
Long-term debt—current maturities	6,239	5,271

Total	$7,513	$6,461

Long-Term Debt

Long-Term Debt

Pre-Swap Borrowing

($ in millions)

At December 31:	Maturities	2016	2015
U.S. dollar notes and debentures (average interest rate at December 31, 2016):
3.98%	2017	$5,104	$9,351
3.21%	2018–2019	8,856	7,591
1.84%	2020–2021	4,941	3,717
2.35%	2022	1,901	1,900
3.38%	2023	1,500	1,500
3.63%	2024	2,000	2,000
7.00%	2025	600	600
3.45%	2026	1,350	—
6.22%	2027	469	469
6.50%	2028	313	313
5.88%	2032	600	600
8.00%	2038	83	83
5.60%	2039	745	745
4.00%	2042	1,107	1,107
7.00%	2045	27	27
4.70%	2046	650	—
7.13%	2096	316	316
		30,563	30,319
Other currencies (average interest rate at December 31, 2016, in parentheses):
Euros (1.6%)	2019–2028	7,122	4,892
Pound sterling (2.7%)	2020–2022	1,296	1,555
Japanese yen (0.9%)	2017–2026	1,576	1,180
Swiss francs (6.3%)	2020	7	9
Canadian (2.2%)	2017	373	360
Other (11.0%)	2017–2020	208	506
		41,145	38,820
Less: net unamortized discount		839	838
Less: net unamortized debt issuance costs		82	74
Add: fair value adjustment*		669	790
		40,893	38,699
Less: current maturities		6,239	5,271

Total		$34,655	$33,428

*

The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

There are no debt securities issued and outstanding by IBM International Group Capital LLC, which is an indirect, 100 percent owned finance subsidiary of International Business Machines Corporation, the parent. Any debt securities issued by IBM International Group Capital LLC, would be fully and unconditionally guaranteed by the parent.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)

	2016		2015
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$27,414	3.18%	$25,499	3.41%
Floating-rate debt*	13,480	1.59%	13,199	0.96%

Total	$40,893		$38,699

*

Includes $7,338 million in 2016 and 2015 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt (See note D, “Financial Instruments,” on pages 110 through 114.)

Pre-swap annual contractual maturities of long-term debt outstanding	($ in millions)
Total
2017	$6,239
2018	4,918
2019	5,196
2020	4,593
2021	3,914
2022 and beyond	16,284

Total	$41,145

Interest on Debt

($ in millions)

For the year ended December 31:	2016	2015	2014
Cost of financing	$576	$540	$542
Interest expense	706	481	484
Net investment derivative activity	(77)	(13)	0
Interest capitalized	2	0	4

Total interest paid and accrued	$1,208	$1,008	$1,030